Note 21 - Parent Company (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Condensed Balance Sheet [Table Text Block]
(Dollar amounts in thousands)	December 31,
	2017	2016
ASSETS
Cash and due from banks	$1,766	$2,543
Investment securities available for sale	625	1,139
Investment in nonbank subsidiary	2,363	2,360
Investment in subsidiary bank	119,946	76,365
Other assets	3,450	2,837

TOTAL ASSETS	$128,150	$85,244

LIABILITIES
Trust preferred securities	$8,248	$8,248
Other liabilities	39	36
TOTAL LIABILITIES	8,287	8,284

STOCKHOLDERS' EQUITY	119,863	76,960

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$128,150	$85,244

Condensed Income Statement [Table Text Block]
	Year Ended December 31,
(Dollar amounts in thousands)	2017	2016	2015

INCOME
Dividends from subsidiary bank	$10,425	$3,400	$4,023
Gain on sale of investment securities	488	-	-
Other	80	24	19
Total income	10,993	3,424	4,042

EXPENSES
Interest expense	460	366	290
Other	2,091	1,856	860
Total expenses	2,551	2,222	1,150

Income before income tax benefit	8,442	1,202	2,892

Income tax benefit	(673)	(561)	(386)

Income before equity in undistributed net income of subsidiaries	9,115	1,763	3,278

Equity in undistributed net income of subsidiaries	340	4,653	3,587

NET INCOME	$9,455	$6,416	$6,865

Comprehensive Income	$9,345	$5,222	$6,712

Condensed Cash Flow Statement [Table Text Block]
	Year Ended December 31 ,
(Dollar amounts in thousands )	201 7	201 6	201 5

OPERATING ACTIVITIE S
Net incom e	$9,455	$6,416	$6,865
Adjustments to reconcile net income to net cash provided by operating activities :
Equity in undistributed net income of Middlefield Banking Compan y	(337)	(4,710)	(3,703)
Equity in undistributed net loss of EMOREC O	(3)	57	116
Stock-based compensation expens e	33	29	18
Gain on sale of investment securitie s	(488)	-	-
Other, ne t	282	(484)	(503)
Net cash provided by operating activitie s	8,942	1,308	2,793

INVESTING ACTIVITIES
Acquisition, net of cash paid	(22,249)	-	-

FINANCING ACTIVITIE S
Net (decrease) increase in short-term borrowing s	-	(9,499)	6,363
Purchase of treasury stoc k	-	-	(6,784)
Proceeds from issuance of common stoc k	15,164	11,210	-
Stock options exercise d	184	(6)	(7)
Proceeds from dividend reinvestment pla n	540	519	651
Cash dividend s	(3,358)	(2,318)	(2,153)
Net cash used for financing activitie s	12,530	(94)	(1,930)

Increase (decrease) in cash	(777)	1,214	863

CASH AT BEGINNING OF YEA R	2,543	1,329	466

CASH AT END OF YEA R	$1,766	$2,543	$1,329

SUPPLEMENTAL INFORMATION
Common stock issued in business acquisition	$20,995	$-	$-